[Version A}

                                                     GROUP STRATEGIC EDGE

                                         THE BIG EDGE CHOICE FOR NEW YORK
                                                        THE BIG EDGE PLUS

                                                         VARIABLE ANNUITY

                                                                Issued by

                                                 PHOENIX HOME LIFE MUTUAL
                                                        INSURANCE COMPANY

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171

PROSPECTUS                                                         MAY 1, 1999

This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.

The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PHOENIX EDGE SERIES FUND
----------------------------
 MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
 [diamond]   Phoenix Research Enhanced Index
 [diamond]   Phoenix-Aberdeen International
 [diamond]   Phoenix-Engemann Nifty Fifty
 [diamond]   Phoenix-Goodwin Balanced
 [diamond]   Phoenix-Goodwin Growth
 [diamond]   Phoenix-Goodwin Money Market
 [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income
 [diamond]   Phoenix-Goodwin Strategic Allocation
 [diamond]   Phoenix-Goodwin Strategic Theme
 [diamond]   Phoenix-Hollister Value Equity
 [diamond]   Phoenix-Oakhurst Growth and Income
 [diamond]   Phoenix-Schafer Mid-Cap Value
 [diamond]   Phoenix-Seneca Mid-Cap Growth

 MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
  [diamond]  Phoenix-Aberdeen New Asia

 MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
  [diamond]  Phoenix-Duff & Phelps Real Estate Securities

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
 MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
  [diamond]  Templeton Asset Allocation
  [diamond]  Templeton International
  [diamond]  Templeton Stock

 MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
  [diamond]  Templeton Developing Markets


 MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

  [diamond]  Mutual Shares Investments

WANGER ADVISORS TRUST
---------------------
 MANAGED BY WANGER ASSET MANAGEMENT, L.P.
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty
  [diamond]  Wanger U.S. Small Cap

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

     This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------------------
SPECIAL TERMS.............................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY .........................................   11
FINANCIAL HIGHLIGHTS......................................   13
PERFORMANCE HISTORY.......................................   21
THE VARIABLE ACCUMULATION ANNUITY.........................   21
PHOENIX AND THE ACCOUNT...................................   21
INVESTMENTS OF THE ACCOUNT ...............................   21
   The Phoenix Edge Series Fund...........................   21
   Templeton Variable Products Series Fund................   22
   Wanger Advisors Trust .................................   23
   Investment Advisers....................................   23
   Services of the Advisers...............................   24
PURCHASE OF CONTRACTS ....................................   24
DEDUCTIONS AND CHARGES....................................   24
   Premium Tax ...........................................   24
   Surrender Charges .....................................   24
   Charges for Mortality and Expense Risks ...............   25
   Charges for Administrative Services ...................   25
   Other Charges .........................................   25
THE ACCUMULATION PERIOD...................................   25
   Accumulation Units ....................................   25
   Accumulation Unit Values ..............................   26
   Transfers .............................................   26
   Surrender of Contract; Partial Withdrawals ............   27
   Lapse of Contract .....................................   27
   Payment Upon Death Before Maturity Date................   27
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER
   MAY 1, 1997............................................   28
   Surrender Charges......................................   28
   Daily Administrative Fee...............................   28
   Maturity Date..........................................   28
   Ownership of the Contract..............................   28
   Payment Upon Death Before Maturity Date................   28
   Transfers..............................................   29
GROUP CONTRACTS...........................................   29
   Allocated Group Contracts .............................   29
   Unallocated Group Contracts ...........................   30
THE ANNUITY PERIOD .......................................   30
   Variable Accumulation Annuity Contracts................   30
   Annuity Options .......................................   31
   Option A--Life Annuity with Specified Period
     Certain..............................................   31
   Option B--Non-Refund Life Annuity ......................   31
   Option D--Joint and Survivor Life Annuity ..............   31
   Option E--Installment Refund Life Annuity ..............   32
   Option F--Joint and Survivor Life Annuity with
     10-Year Period Certain ..............................   32
   Option G--Payments for Specified Period ................   32
   Option H--Payments of Specified Amount .................   32
   Option I--Variable Payment Life Annuity with
     10-Year Period Certain ..............................   32
   Option J--Joint Survivor Variable Payment Life Annuity
     with 10-Year Period Certain .........................   32
   Option K--Variable Payment Annuity for a Specified
     Period ................................................ 32
   Option L--Variable Payment Life Expectancy Annuity........ 32
   Option M--Unit Refund Variable Payment Life
     Annuity................................................ 32
   Option N--Variable Payment Non-Refund Life
     Annuity................................................ 32
   Other Options and Rates.................................  32
   Other Conditions .......................................  32
   Payment Upon Death After Maturity Date .................  33
VARIABLE ACCOUNT VALUATION PROCEDURES......................  33
MISCELLANEOUS PROVISIONS ..................................  33
   Assignment..............................................  33
   Deferment of Payment ...................................  34
   Free Look Period........................................  34
   Amendments to Contracts ................................  34
   Substitution of Fund Shares ............................  34
   Ownership of the Contract ..............................  34
FEDERAL INCOME TAXES ......................................  34
   Introduction ...........................................  34
   Tax Status..............................................  34
   Taxation of Annuities in General--Non-Qualified
     Plans ................................................  35
     Surrenders or Withdrawals Prior to the Contract
      Maturity Date .......................................  35
     Surrenders or Withdrawals On or After the Contract
      Maturity Date .......................................  35
     Penalty Tax on Certain Surrenders and
 Withdrawals ..............................................  35
   Additional Considerations...............................  36
   Diversification Standards ..............................  37
   Qualified Plans.........................................  37
     Tax Sheltered Annuities ("TSAs") .....................  38
     Keogh Plans...........................................  38
     Individual Retirement Accounts .......................  38
     Corporate Pension and Profit-Sharing Plans ...........  39
     Deferred Compensation Plans With Respect to
       Service for State and Local Governments and
       Tax Exempt Organizations ...........................  39
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Plans................................  39
     Seek Tax Advice.......................................  40
SALES OF VARIABLE ACCUMULATION CONTRACTS ..................  40
STATE REGULATION ..........................................  40
REPORTS ...................................................  40
VOTING RIGHTS .............................................  40
TEXAS OPTIONAL RETIREMENT PROGRAM .........................  41
LEGAL MATTERS .............................................  41
SAI........................................................  41
APPENDIX A ................................................  42
APPENDIX B ................................................  47
APPENDIX C.................................................  48

SPECIAL TERMS
-----------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contracts described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.

FUNDS: The Phoenix Edge Series Fund, the Wanger Advisors Trust and the Templeton Variable Products Series Fund.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this Prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuities (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The Maturity Date will not be any earlier than the fifth Contract anniversary and no later than the Annuitant's 85th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant anytime (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Home Life Mutual Insurance Company.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected Subaccounts.

VPMO: The Variable Products Mail Operations Division of Phoenix that receives and processes incoming mail for Variable Products Operations.

VPO:  The Variable Products Operations.

                                                SUMMARY OF EXPENSES

                                                                                                      NEW YORK INDIVIDUAL CONTRACTS
                                                                                                                 ISSUED ON OR
CONTRACT OWNER TRANSACTION EXPENSES                                    INDIVIDUAL AND GROUP CONTRACTS            AFTER 5/1/97
                                                                       ------------------------------            ------------
Sales Charge Imposed on Purchases....................................                None                            None
Deferred Surrender Charge (as a percentage of amount surrendered)(1)
    Age of Payment in Complete Years 0-1.............................                 6%                              7%
    Age of Payment in Complete Years 1-2.............................                 5%                              6%
    Age of Payment in Complete Years 2-3.............................                 4%                              5%
    Age of Payment in Complete Years 3-4.............................                 3%                              4%
    Age of Payment in Complete Years 4-5.............................                 2%                              3%
    Age of Payment in Complete Years 5-6.............................                 1%                              2%
    Age of Payment in Complete Years 6 and thereafter................                 0%                              N/A
    Age of Payment in Complete Years 6-7.............................                 N/A                             1%
    Age of Payment in Complete Years 7 and thereafter................                 N/A                             0%
Exchange Fee-- Maximum Allowable Charge Per Exchange.................                 $10                             $10

ANNUAL CONTRACT FEE
    Maximum....................................................................       $35                             $35

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
    Mortality and Expense Risk Fees (depending on Contract form)(2)............   1.25% or 1.00%                     1.25%
    Daily Administrative Fee...................................................       None                            .125%
    Total Separate Account Annual Expenses (depending on Contract form)(2).....   1.25% or 1.00%                     1.375%


FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)

-------------------------------------------------------------------------------------------------------------------------------
                                                                    RULE 12B-1            OTHER EXPENSES(3)        TOTAL ANNUAL
SERIES                                            MANAGEMENT FEES      FEES       (BEFORE EXPENSE REIMBURSEMENT)    EXPENSES(3)
-------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND

Phoenix Research Enhanced Index                        .45%             N/A                    .37%                    .82%
Phoenix-Aberdeen International                         .75%             N/A                    .23%                    .98%
Phoenix-Aberdeen New Asia                             1.00%             N/A                   1.50%                   2.50%
Phoenix-Duff & Phelps Real Estate Securities           .75%             N/A                    .26%                   1.61%
Phoenix-Engemann Nifty Fifty                           .90%             N/A                   1.68%                   2.58%
Phoenix-Goodwin Balanced                               .55%             N/A                    .13%                    .68%
Phoenix-Goodwin Growth                                 .62%             N/A                    .07%                    .69%
Phoenix-Goodwin Money Market                           .40%             N/A                    .15%                    .55%
Phoenix-Goodwin Multi-Sector Fixed Income              .50%             N/A                    .14%                    .64%
Phoenix-Goodwin Strategic Allocation                   .58%             N/A                    .10%                    .68%
Phoenix-Goodwin Strategic Theme                        .75%             N/A                    .24%                    .99%
Phoenix-Hollister Value Equity                         .70%             N/A                   1.76%                   2.46%
Phoenix-Oakhurst Growth and Income                     .70%             N/A                    .76%                   1.46%
Phoenix-Schafer Mid-Cap Value                         1.05%             N/A                   1.72%                   2.77%
Phoenix-Seneca Mid-Cap Growth                          .80%             N/A                   2.01%                   2.81%
-----------------------------------------------------------------------------------------------------------------------------

(1)A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if the payments have not been held under the Contract for a certain period of time. However, each year an amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."

(2)The expense risk charge under a contract is either .60% or .85% depending on when the Contract was issued. See "Deductions and Charges--Charges for Mortality and Expense Risks."

(3)Each Series pays a portion or all of its expenses other than the management fee. The Phoenix Research Enhanced Index Series will pay up to .10%; the Phoenix-Goodwin Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Goodwin Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. Expenses in excess of the stated amount are reimbursed by that Series' investment advisor. For those Series receiving expense reimbursement, the Actual Total Annual Expenses for the year ending December 31, 1998 were as follows:

   .55% Phoenix Research Enhanced Index                    .85%  Phoenix-Oakhurst Growth and Income
  1.25% Phoenix-Aberdeen New Asia                         1.20% Phoenix-Schafer Mid-Cap Value
  1.00% Phoenix-Duff & Phelps Real Estate Securities      1.05% Phoenix-Seneca Mid-Cap Growth
   .85% Phoenix-Hollister Value Equity


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         RULE 12B-1                                    TOTAL ANNUAL
SERIES                                                 MANAGEMENT FEES      FEES(1)             OTHER EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON VARIABLE PRODUCTS SERIES FUND


Mutual Shares Investments-- Class 2(1,2)                    .60%            .25%                    2.27%                3.12%
Templeton Asset Allocation-- Class 2(1)                     .60%            .25%                    .18%                 1.03%
Templeton Developing Markets-- Class 2(1)                  1.25%            .25%                    .41%                 1.91%
Templeton International-- Class 2(1)                        .69%            .25%                    .17%                 1.11%
Templeton Stock-- Class 2(1)                                .70%            .25%                    .19%                 1.14%


WANGER ADVISORS TRUST

Wanger Foreign Forty                                        .95%             N/A                    .50%                 1.45%
Wanger International Small Cap                             1.27%             N/A                    .28%                 1.55%
Wanger Twenty                                               .90%             N/A                    .45%                 1.35%
Wanger U.S. Small Cap                                       .96%             N/A                    .06%                 1.02%
-------------------------------------------------------------------------------------------------------------------

(1)Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "12b-1 Plan" which is described in the Fund's prospectus.


(2)Figures reflect expenses from the Fund's inception on May 7, 1998 and are annualized. The Adviser has agreed in advance to limit Management Fees and make certain payments to reduce Fund expenses so that the Actual Total Annual Expenses did not exceed 1.25% in 1998 for the Mutual Shares Investments Fund. The Adviser is contractually obligated to continue this arrangement through 1999. See the Fund prospectus for details.


    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES (APPLICABLE TO ALL CONTRACTS EXCEPT NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997.):

    If you surrender your Contract at the end of the applicable period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS         10 YEARS
                ------                                                   ------           -------         -------         --------
Phoenix Research Enhanced Index.................................             $ 79             $112            $145             $267
Phoenix-Aberdeen International..................................               81              116             153              283
Phoenix-Aberdeen New Asia.......................................               95              159             224              421
Phoenix-Duff & Phelps Real Estate Securities....................               81              117             154              286
Phoenix-Engemann Nifty Fifty....................................               96              161             228              428
Phoenix-Goodwin Balanced........................................               78              108             138              252
Phoenix-Goodwin Growth..........................................               78              108             139              253
Phoenix-Goodwin Money Market....................................               76              104             132              239
Phoenix-Goodwin Multi-Sector Fixed Income.......................               77              106             136              248
Phoenix-Goodwin Strategic Allocation............................               78              108             138              252
Phoenix-Goodwin Strategic Theme.................................               81              117             153              284
Phoenix-Hollister Value Equity..................................               94              158             222              417
Phoenix-Oakhurst Growth and Income..............................               85              130             176              329
Phoenix-Schafer Mid-Cap Value...................................               97              167             237              444
Phoenix-Seneca Mid-Cap Growth...................................               98              168             238              447
Mutual Shares Investments-- Class 2.............................               83              124             N/A              N/A
Templeton Asset Allocation-- Class 2............................               81              118             155              288
Templeton Developing Markets-- Class 2..........................               89              143             197              370
Templeton International-- Class 2...............................               82              120             159              295
Templeton Stock-- Class 2.......................................               82              121             161              298
Wanger Foreign Forty(1).........................................               86              133             N/A              N/A
Wanger International Small Cap..................................               86              133             180              337
Wanger Twenty(1)................................................               85              131             N/A              N/A
Wanger U.S. Small Cap...........................................               81              117             155              287
------------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
                ------                                                   ------           -------         -------        --------
Phoenix Research Enhanced Index.................................             $ 79             $112             $125             $267
Phoenix-Aberdeen International..................................               81              116              133              283
Phoenix-Aberdeen New Asia.......................................               95              159              206              421
Phoenix-Duff & Phelps Real Estate Securities....................               81              117              134              286
Phoenix-Engemann Nifty Fifty....................................               96              161              209              428
Phoenix-Goodwin Balanced........................................               78              108              117              252
Phoenix-Goodwin Growth..........................................               78              108              118              253
Phoenix-Goodwin Money Market....................................               76              104              111              239
Phoenix-Goodwin Multi-Sector Fixed Income.......................               77              106              115              248
Phoenix-Goodwin Strategic Allocation............................               78              108              117              252
Phoenix-Goodwin Strategic Theme.................................               81              117              133              417
Phoenix-Hollister Value Equity..................................               94              158              203              417
Phoenix-Oakhurst Growth and Income..............................               85              130              156              329
Phoenix-Schafer Mid-Cap Value...................................               97              167              218              444
Phoenix-Seneca Mid-Cap Growth...................................               98              168              220              447
Mutual Shares Investments-- Class 2.............................               83              124              N/A              N/A
Templeton Asset Allocation-- Class 2............................               81              118              135              288
Templeton Developing Markets-- Class 2..........................               89              143              178              370
Templeton International-- Class 2...............................               82              120              139              295
Templeton Stock-- Class 2.......................................               82              121              141              298
Wanger Foreign Forty(1).........................................               86              133              N/A              N/A
Wanger International Small Cap..................................               86              133              161              337
Wanger Twenty(1)................................................               85              131              N/A              N/A
Wanger U.S. Small Cap...........................................               81              117              135              287
------------------------------------------------------------------------------------------------------------------------------------

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

------------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                  1 YEAR           3 YEARS          5 YEARS         10 YEARS
                ------                                                  ------           -------          -------         --------

Phoenix Research Enhanced Index.................................           $ 24             $ 73              $125             $267
Phoenix-Aberdeen International..................................             25               78               133              283
Phoenix-Aberdeen New Asia.......................................             40              122               206              421
Phoenix-Duff & Phelps Real Estate Securities....................             26               78               134              286
Phoenix-Engemann Nifty Fifty....................................             41              124               209              428
Phoenix-Goodwin Balanced........................................             22               69               117              252
Phoenix-Goodwin Growth..........................................             22               69               118              253
Phoenix-Goodwin Money Market....................................             21               65               111              239
Phoenix-Goodwin Multi-Sector Fixed Income.......................             22               67               115              248
Phoenix-Goodwin Strategic Allocation............................             22               69               117              252
Phoenix-Goodwin Strategic Theme.................................             25               78               133              284
Phoenix-Hollister Value Equity..................................             40              121               203              417
Phoenix-Oakhurst Growth and Income..............................             30               92               156              329
Phoenix-Schafer Mid-Cap Value...................................             43              130               218              444
Phoenix-Seneca Mid-Cap Growth...................................             43              131               220              447
Mutual Shares Investments-- Class 2.............................             28               86               N/A              N/A
Templeton Asset Allocation-- Class 2............................             26               79               135              288
Templeton Developing Markets-- Class 2..........................             34              105               178              370
Templeton International-- Class 2...............................             27               81               139              295
Templeton Stock-- Class 2.......................................             27               82               141              298
Wanger Foreign Forty(1).........................................             31               95               N/A              N/A
Wanger International Small Cap..................................             31               95               161              337
Wanger Twenty(1)................................................             30               92               N/A              N/A
Wanger U.S. Small Cap...........................................             26               79               135              287
------------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

     The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

EXAMPLES--THE INFORMATION INCLUDED IN THESE EXAMPLES APPLIES TO NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS         10 YEARS
                ------                                                   ------           -------         -------         --------
Phoenix Research Enhanced Index.................................             $ 87             $120           $156              $275
Phoenix-Aberdeen International..................................               89              125            164               291
Phoenix-Aberdeen New Asia.......................................              104              170            236               429
Phoenix-Duff & Phelps Real Estate Securities....................               89              126            165               294
Phoenix-Engemann Nifty Fifty....................................              105              172            240               435
Phoenix-Goodwin Balanced........................................               86              116            149               261
Phoenix-Goodwin Growth..........................................               86              116            149               262
Phoenix-Goodwin Money Market....................................               85              112            142               248
Phoenix-Goodwin Multi-Sector Fixed Income.......................               86              115            147               257
Phoenix-Goodwin Strategic Allocation............................               86              116            149               261
Phoenix-Goodwin Strategic Theme.................................               89              125            164               292
Phoenix-Hollister Value Equity..................................              104              168            235               425
Phoenix-Oakhurst Growth and Income..............................               94              139            187               337
Phoenix-Schafer Mid-Cap Value...................................              107              177            249               451
Phoenix-Seneca Mid-Cap Growth...................................              107              178            251               454
Mutual Shares Investments-- Class 2.............................              110              187            N/A               N/A
Templeton Asset Allocation-- Class 2............................               90              127            166               296
Templeton Developing Markets-- Class 2..........................               98              153            209               378
Templeton International-- Class 2...............................               90              129            170               304
Templeton Stock-- Class 2.......................................               91              130            172               307
Wanger Foreign Forty(1).........................................               94              140            N/A               N/A
Wanger International Small Cap..................................               95              142            192               345
Wanger Twenty(1)................................................               93              136            N/A               N/A
Wanger U.S. Small Cap...........................................               89              126            166               295
------------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    If you annuitize your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
                ------                                                   ------           -------         -------        --------
Phoenix Research Enhanced Index.................................            $ 87             $120             $129            $275
Phoenix-Aberdeen International..................................              89              125              137             291
Phoenix-Aberdeen New Asia.......................................             104              170              209             429
Phoenix-Duff & Phelps Real Estate Securities....................              89              126              138             294
Phoenix-Engemann Nifty Fifty....................................             105              172              213             435
Phoenix-Goodwin Balanced........................................              86              116              122             261
Phoenix-Goodwin Growth..........................................              86              116              122             262
Phoenix-Goodwin Money Market....................................              85              112              115             248
Phoenix-Goodwin Multi-Sector Fixed Income.......................              86              115              120             257
Phoenix-Goodwin Strategic Allocation............................              86              116              122             261
Phoenix-Goodwin Strategic Theme.................................              89              125              137             292
Phoenix-Hollister Value Equity..................................             104              168              208             425
Phoenix-Oakhurst Growth and Income..............................              94              139              160             337
Phoenix-Schafer Mid-Cap Value...................................             107              177              222             451
Phoenix-Seneca Mid-Cap Growth...................................             107              178              224             454
Mutual Shares Investments-- Class 2.............................             110              187              N/A             N/A
Templeton Asset Allocation-- Class 2............................              90              127              139             296
Templeton Developing Markets-- Class 2..........................              98              153              182             378
Templeton International-- Class 2...............................              90              129              143             304
Templeton Stock-- Class 2.......................................              91              130              145             307
Wanger Foreign Forty(1).........................................              94              140              N/A             N/A
Wanger International Small Cap..................................              95              142              165             345
Wanger Twenty(1)................................................              93              136              N/A             N/A
Wanger U.S. Small Cap...........................................              89              126              139             295
-----------------------------------------------------------------------------------------------------------------------------------

    If you do not surrender your Contract: You would pay the following expense on a $1,000 investment assuming 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                  1 YEAR           3 YEARS          5 YEARS         10 YEARS
                ------                                                  ------           -------          -------         --------
Phoenix Research Enhanced Index.................................           $ 24             $ 75              $129            $275
Phoenix-Aberdeen International..................................             26               80               137             291
Phoenix-Aberdeen New Asia.......................................             41              125               209             429
Phoenix-Duff & Phelps Real Estate Securities....................             26               81               138             294
Phoenix-Engemann Nifty Fifty....................................             42              127               213             435
Phoenix-Goodwin Balanced........................................             23               71               122             261
Phoenix-Goodwin Growth..........................................             23               71               122             262
Phoenix-Goodwin Money Market....................................             22               67               115             248
Phoenix-Goodwin Multi-Sector Fixed Income.......................             23               70               120             257
Phoenix-Goodwin Strategic Allocation............................             23               71               122             261
Phoenix-Goodwin Strategic Theme.................................             26               80               137             292
Phoenix-Hollister Value Equity..................................             41              123               208             425
Phoenix-Oakhurst Growth and Income..............................             31               94               160             337
Phoenix-Schafer Mid-Cap Value...................................             44              132               222             451
Phoenix-Seneca Mid-Cap Growth...................................             44              133               224             454
Mutual Shares Investments-- Class 2.............................             47              142               N/A             N/A
Templeton Asset Allocation-- Class 2............................             27               82               139             296
Templeton Developing Markets-- Class 2..........................             35              108               182             378
Templeton International-- Class 2...............................             27               84               143             304
Templeton Stock-- Class 2.......................................             28               85               145             307
Wanger Foreign Forty(1).........................................             31               94               N/A             N/A
Wanger International Small Cap..................................             32               97               165             345
Wanger Twenty(1)................................................             30               91               N/A             N/A
Wanger U.S. Small Cap...........................................             26               81               139             295
-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

     The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
-------------------------------------------------------------------------------
    You should read the following summary along with the detailed information appearing elsewhere in this Prospectus.

OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the Maturity Date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Payments are invested in one or more of the Subaccounts, and the GIA.

[diamond] Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The Contract Value varies with the investment performance of the Funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum-- 4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the Contract anytime for its Contract Value less any applicable surrender charge and premium tax.

[diamond] During the first Contract Year, you may withdraw up to 10% of the Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond] No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond] A declining surrender charge is assessed on withdrawals in excess of 10% of the Account Value, based on the date the payments are deposited:

INDIVIDUAL & GROUP CONTRACTS:
--------------------------------------------------------------
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in
Complete Years        0     1    2     3     4     5     6
--------------------------------------------------------------
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:
--------------------------------------------------------------
Percent              7%   6%   5%   4%    3%   2%   1%   0%
--------------------------------------------------------------
Age of Payment in
Complete Years        0    1    2    3    4     5    6   7+
--------------------------------------------------------------

    o The total deferred surrender charges on a Contract will never exceed 9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."


[diamond] The daily administrative fee--.125% annually. Applies to Individual
          Contracts issued in New York on or after May 1, 1997. See "New
          York Individual Contracts Issued On or After May 1, 1997--Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS
[diamond]   Premium Taxes--taken from the Contact Value upon annuitization.

    o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges.

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment unless you temporarily allocated your initial payment to the Phoenix-Goodwin Money Market Subaccount.

    In that case, your Contract is issued with a Temporary Money Market Allocation Amendment and we will refund the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

VARIATIONS
    The Contract is subject to laws and regulations in every state where the Contract is sold. Therefore, the terms of the Contract may vary from state to state.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

    For all Contracts except New York Individual Contracts issued on or after May 1, 1997.

    The following tables show how the value of one unit of each Subaccount changed during each of the years through to 1998. As you will note, not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

         Following are financial highlights for Individual and Group Contracts for the periods indicated.

                                                                                PHOENIX RESEARCH ENHANCED INDEX SUBACCOUNT
                                                                                     VA1                     VA2, VA3 & GSE
                                                                         -------------------------------------------------------
                                                                                           FROM                          FROM
                                                                                         INCEPTION                     INCEPTION
                                                                          YEAR ENDED    7/15/97 TO     YEAR ENDED     7/15/97 TO
                                                                           12/31/98      12/31/97       12/31/98       12/31/97
                                                                           --------      --------       --------       --------
 Unit value, beginning of period........................................  $1.019907      $1.000000      $1.052252      $1.000000
 Unit value, end of period..............................................  $1.329762      $1.019907      $1.368460      $1.052252
                                                                          =========      =========      =========      =========
 Number of units outstanding (000)......................................      1,139            600         18,649         22,856

                                                                   PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                                     VA1
                                           -----------------------------------------------------------------------------------------
                                                                                                                              FROM
                                                                                                                           INCEPTION
                                                                      YEAR ENDED DECEMBER 31,                              5/1/90 TO
                                             1998      1997      1996      1995     1994     1993       1992      1991     12/31/90
                                             ----      ----      ----      ----     ----     ----       ----      ----     ---------
Unit value, beginning of period........   $1.792595 $1.615890 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543 $1.000000
Unit value, end of period .............   $2.270606 $1.792595 $1.615890 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543
                                          ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)......       2,641     2,998     3,337     3,762     5,926    3,309      1,401       816       490

                                                                   PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                                VA2, VA3 & GSE
                                           -----------------------------------------------------------------------------------------
                                                                                                                               FROM
                                                                                                                           INCEPTION
                                                                     YEAR ENDED DECEMBER 31,                               5/1/90 TO
                                            1998      1997      1996      1995      1994     1993       1992       1991     12/31/90
                                            ----      ----      ----      ----      ----     ----       ----       ----     --------
                                          C>
Unit value, beginning of period.........  $1.759243 $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158 $1.000000
Unit value, end of period ..............  $2.222864 $1.759243 $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158
                                          ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000).......     65,866    76,704    80,535   78,985     88,400    39,929   12,307      4,364     1,616

                                                                             PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
                                                                          VA1                             VA2, VA3 & GSE
                                                           ----------------------------------  ------------------------------------
                                                                                      FROM                                 FROM
                                                                                   INCEPTION                            INCEPTION
                                                                       YEAR ENDED  9/17/96 TO              YEAR ENDED   9/17/96 TO
                                                              1998      12/31/97    12/31/96      1998      12/31/97     12/31/96
                                                              ----      --------    --------      ----      --------     --------
 Unit value, beginning of period.......................... $0.667590   $0.997626   $1.000000   $0.666233    $0.998026   $1.000000
 Unit value, end of period................................ $0.636069   $0.667590   $0.997626   $0.628739    $0.666233   $0.998026
                                                           =========   =========   =========   =========    =========   =========
 Number of units outstanding (000)........................       186         223         395       8,543        9,542       8,125

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
                                                       VA1                                          VA2, VA3 & GSE
                                  ----------------------------------------------- -------------------------------------------------
                                                                            FROM                                             FROM
                                         YEAR ENDED DECEMBER 31,         INCEPTION        YEAR ENDED DECEMBER 31,         INCEPTION
                                         -----------------------         5/1/95 TO        -----------------------         5/1/95 TO
                                       1998        1997        1996       12/31/95      1998        1997        1996       12/31/95
                                       ----        ----        ----       --------      ----        ----        ----      ---------
 Unit value, beginning of period.... $1.840367   $1.522792    $1.155453   $1.000000   $1.851492   $1.535829   $1.168262    $1.000000
 Unit value, end of period.......... $1.435700   $1.840367    $1.522792   $1.155453   $1.440674   $1.851492   $1.535829    $1.168262
                                     =========   =========    =========   =========   =========   =========   =========    =========
 Number of units outstanding (000)..       282         405          189          34      14,027      19,835      12,614        7,009


                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
                                                                                               VA1                   VA2, VA3 & GSE
                                                                                         -----------------          ----------------
                                                                                                FROM                      FROM
                                                                                              INCEPTION                INCEPTION
                                                                                         3/10/98 TO 12/31/98      3/3/98 TO 12/31/98
                                                                                         -------------------      ------------------
 Unit value, beginning of period....................................................        $1.000000                  $1.000000
 Unit value, end of period..........................................................        $1.248784                  $1.249645
                                                                                            =========                  =========
 Number of units outstanding (000)..................................................              171                      4,459

                                                                                  PHOENIX-GOODWIN BALANCED SUBACCOUNT
                                                                                                   VA1
                                                               --------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,                    INCEPTION
                                                                               -----------------------                    5/1/92 TO
                                                                 1998     1997      1996       1995      1994     1993     12/31/92
                                                                 ----     ----      ----       ----      ----     ----    ---------
 Unit value, beginning of period............................  $1.755101 $1.503025 $1.373104 $1.124370 $1.168840 $1.086965 $1.000000
 Unit value, end of period..................................  $2.068143 $1.755101 $1.503025 $1.373104 $1.124370 $1.168840 $1.086965
                                                              ========= ========= ========= ========= ========= ========= =========
 Number of units outstanding (000)..........................      2,588     2,885     3,271     4,027     4,732     5,601     3,283

                                                                                  PHOENIX-GOODWIN BALANCED SUBACCOUNT
                                                                                               VA2, VA3 & GSE
                                                               --------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,                    INCEPTION
                                                                               -----------------------                    5/1/92 TO
                                                                 1998     1997       1996       1995     1994     1993     12/31/92
                                                                 ----     ----       ----       ----     ----     ----    ---------
 Unit value, beginning of period............................  $1.730535 $1.485649 $1.360620 $1.116862 $1.163951 $1.085113 $1.000000
 Unit value, end of period..................................  $2.034127 $1.730535 $1.485649 $1.360620 $1.116862 $1.163951 $1.085113
                                                              ========= ========= ========= ========= ========= ========= =========
 Number of units outstanding (000)..........................     99,624   110,735   118,572   126,919   130,797   123,929    39,740

                                                                 PHOENIX-GOODWIN GROWTH SUBACCOUNT
                                                                                VA1
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                 1998       1997      1996      1995     1994      1993      1992      1991      1990      1989
                                 ----       ----      ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $11.055774  $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255 $2.501870
Unit value, end of period..  $14.231978 $11.055774 $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255
                             ========== ========== ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................       5,404      6,273     7,215     8,153     8,351     8,671     8,652     7,280     6,658     6,726

                                                                 PHOENIX-GOODWIN GROWTH SUBACCOUNT
                                                                          VA2, VA3 & GSE
                             -------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                 1998       1997      1996      1995     1994      1993      1992      1991      1990      1989
                                 ----       ----      ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $10.762048  $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325 $2.489403
Unit value, end of period..  $13.819193 $10.762048 $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325
                             ========== ========== ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................      83,410     97,099   100,883    94,344    76,226    52,751    29,531    12,343     4,415     1,792

                                                             PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                                VA1
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                 1998      1997     1996      1995     1994      1993      1992      1991      1990      1989
                                 ----      ----     ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $2.214444 $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595 $1.497413
Unit value, end of period..  $2.304138 $2.214444 $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................      2,845     2,264     3,460     3,457     4,649     4,617     8,601    10,289    13,110    13,319

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                             PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                       VA2, VA3 & GSE
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                 1998      1997     1996      1995     1994      1993      1992      1991      1990      1989
                                 ----      ----     ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $2.155028 $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305 $1.489598
Unit value, end of period..  $2.236763 $2.155028 $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................     34,700    32,025    40,530    37,026    38,007    30,143    27,132    15,331     8,723     4,057

                                                       PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                                VA1
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                1998     1997      1996      1995      1994      1993       1992     1991      1990      1989
                                ----     ----      ----      ----      ----      ----       ----     ----      ----      ----
Unit value, beginning of
 period....................  $4.143015 $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888 $1.786177
Unit value, end of period..  $3.925373 $4.143015 $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................      2,315     3,556     4,114     4,418     4,839     5,798     5,539     5,541     5,085     6,195

                                                      PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                         VA2, VA3 & GSE
                             -------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                                      -----------------------
                                1998      1997     1996      1995      1994      1993      1992      1991     1990      1989
                                ----      ----     ----      ----      ----      ----      ----      ----     ----      ----
Unit value, beginning of
period.....................  $4.022553 $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705$1.900136 $1.777482
Unit value, end of period..  $3.812622 $4.022553 $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392$1.974705 $1.900136
                             ========= ========= ========= ========= ========= ========= ========= ================== =========
Number of units outstanding
(000)......................     25,246    29,600    27,079    25,435    20,608    19,839    10,612    3,480     1,438       856

                                                          PHOENIX-GOODWIN STRATEGIC ALLOCATION SUBACCOUNT
                                                                               VA1
                                ---------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                   1998      1997      1996      1995      1994      1993     1992      1991      1990      1989
                                   ----      ----      ----      ----      ----      ----     ----      ----      ----      ----
Unit value, beginning of
period.....................  $4.544296 $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058 $1.608209
Unit value, end of period..  $5.434874 $4.544296 $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)...................... .   11,665    13,378    15,341    18,038    19,981    23,027    23,424    22,916    22,667    24,606

                                                          PHOENIX-GOODWIN STRATEGIC ALLOCATION SUBACCOUNT
                                                                          VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                   1998      1997      1996      1995      1994      1993      1992     1991      1990      1989
                                   ----      ----      ----      ----      ----      ----      ----     ----      ----      ----
Unit value, beginning of
period.....................  $4.421518 $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604 $1.600110
Unit value, end of period..  $5.274814 $4.421518 $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)......................     55,361    64,407    69,901    73,165    68,860    53,869    30,431    13,524     7,031     3,797


                                                                         PHOENIX-GOODWIN STRATEGIC THEME SUBACCOUNT
                                                                          VA1                            VA2, VA3 & GSE
                                                          -----------------------------------  -------------------------------------
                                                                                     FROM                                 FROM
                                                                                   INCEPTION                            INCEPTION
                                                                      YEAR ENDED  1/29/96 TO               YEAR ENDED  1/29/96 TO
                                                             1998      12/31/97    12/31/96       1998      12/31/97    12/31/96
                                                             ----      --------    --------       ----      --------    --------
 Unit value, beginning of period.......................   $1.259897   $1.086084    $1.000000   $1.262435   $1.090843    $1.000000
 Unit value, end of period.............................   $1.805131   $1.259897    $1.086084   $1.804159   $1.262435    $1.090843
                                                          =========   =========    =========   =========   =========    =========
 Number of units outstanding (000).....................         479         737          621      21,470      23,027       17,311

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
                                                                                             VA1                   VA2, VA3 & GSE
                                                                                     -------------------        -------------------
                                                                                            FROM                        FROM
                                                                                         INCEPTION                   INCEPTION
                                                                                     5/21/98 TO 12/31/98        3 /3/98 TO 12/31/98
                                                                                     -------------------        -------------------
Unit value, beginning of period.....................................................     $1.000000                   $1.000000
Unit value, end of period...........................................................     $1.039906                   $1.096514
                                                                                         =========                   =========
Number of units outstanding (000)...................................................            31                       4,715

                                                                                            PHOENIX-OAKHURST GROWTH AND INCOME
                                                                                                        SUBACCOUNT
                                                                                             VA1                   VA2, VA3 & GSE
                                                                                     -------------------        -------------------
                                                                                            FROM                       FROM
                                                                                         INCEPTION                   INCEPTION
                                                                                   3 /4/98 TO 12/31/98           3/3/98 TO 12/31/98
                                                                                -------------------           ------------------
Unit value, beginning of period.................................................         $1.000000                   $1.000000
Unit value, end of period.......................................................         $1.194641                   $1.192258
                                                                                         =========                   =========
Number of units outstanding (000)...............................................               429                      16,396

                                                                                         PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
                                                                                             VA1                  VA2, VA3 & GSE
                                                                                     -------------------        -------------------
                                                                                       FROM INCEPTION             FROM INCEPTION
                                                                                     3/17/98 TO 12/31/98        3/3/98 TO 12/31/98
                                                                                     -------------------        -------------------
Unit value, beginning of period.................................................         $1.000000                  $1.000000
Unit value, end of period.......................................................         $0.858489                  $0.877027
                                                                                         =========                  =========
Number of units outstanding (000)...............................................                96                      4,559

                                                                                         PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
                                                                                             VA1                  VA2, VA3 & GSE
                                                                                       ----------------           -----------------
                                                                                       FROM INCEPTION             FROM INCEPTION
                                                                                     4/16/98 TO 12/31/98        3/3/98 TO 12/31/98
                                                                                     -------------------        -------------------
Unit value, beginning of period.....................................................     $1.000000                   $1.000000
Unit value, end of period...........................................................     $1.087509                   $1.204999
                                                                                         =========                   =========
Number of units outstanding (000)...................................................            43                       3,535

                                                                                           MUTUAL SHARES INVESTMENTS SUBACCOUNT

                                                                                             VA1                  VA2, VA3 & GSE
                                                                                       ----------------           -----------------
                                                                                                                  FROM INCEPTION
                                                                                                               11/11/98 TO 12/31/98
                                                                                                               --------------------
Unit value, beginning of period.....................................................       $ --                     $1.000000
Unit value, end of period...........................................................       $ --                     $1.014614
                                                                                          ========                  =========
Number of units outstanding (000)...................................................                                      124

                                                                                       TEMPLETON ASSET ALLOCATION SUBACCOUNT
                                                                                             VA1                  VA2, VA3 & GSE
                                                                                       ----------------           -----------------
                                                                                            FROM                         FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED      6/2/97 TO     YEAR ENDED     5/2/97 TO
                                                                           12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $1.032795      $1.000000     $1.076228      $1.000000
 Unit value, end of period..............................................   $1.084915      $1.032795     $1.127724      $1.076228
                                                                           =========      =========     =========      =========
 Number of units outstanding (000)......................................         131            152         4,579          4,254

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  TEMPLETON DEVELOPING MARKETS SUBACCOUNT

                                                                                     VA1                      VA2, VA3 & GSE
                                                                         ---------------------------- -----------------------------
                                                                                            FROM                         FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED     5/15/97 TO     YEAR ENDED     5/1/97 TO
                                                                           12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $0.676043      $1.000000     $0.666465      $1.000000
 Unit value, end of period..............................................   $0.528457      $0.676043     $0.519642      $0.666465
                                                                           =========      =========     =========      =========
 Number of units outstanding (000)......................................         711            718         4,248          4,166


                                                                                     TEMPLETON INTERNATIONAL SUBACCOUNT
                                                                                      VA1                     VA2, VA3 & GSE
                                                                         ----------------------------  ----------------------------
                                                                                            FROM                         FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED      7/2/97 TO     YEAR ENDED     5/5/97 TO
                                                                            12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $0.973941      $1.000000     $1.075966      $1.000000
 Unit value, end of period..............................................   $1.051797      $0.973941     $1.158804      $1.075966
                                                                            =========      =========     =========      =========
 Number of units outstanding (000)......................................         211            144         7,109          6,907


                                                                                        TEMPLETON STOCK SUBACCOUNT
                                                                                      VA1                     VA2, VA3 & GSE
                                                                         ---------------------------- -----------------------------
                                                                                            FROM                          FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED      5/1/97 TO     YEAR ENDED     5/1/97 TO
                                                                            12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $1.063678      $1.000000     $1.062244      $1.000000
 Unit value, end of period..............................................   $1.063450      $1.063678     $1.059457      $1.062244
                                                                           =========      =========     =========      =========
 Number of units outstanding (000)......................................         123            116         7,999          7,841

                                                             WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
                                                         VA1                                         VA2, VA3 & GSE
                                    ---------------------------------------------- -------------------------------------------------
                                                                           FROM                                             FROM
                                                                         INCEPTION                                       INCEPTION
                                          YEAR ENDED DECEMBER 31,        5/1/95 TO        YEAR ENDED DECEMBER 31,        5/1/95 TO
                                       1998        1997        1996      12/31/95       1998        1997        1996      12/31/95
                                       ----        ----        ----      --------       ----        ----        ----      --------
Unit value, beginning of period...  $1.580723    $1.620307   $1.239576   $1.000000   $1.693453   $1.740203   $1.334598   $1.000000
Unit value, end of period.........  $1.820651    $1.580723   $1.620307   $1.239576   $1.945673   $1.693453   $1.740203   $1.334598
                                    =========    =========   =========   =========   =========   =========   =========   =========
Number of units outstanding (000).      1,320        1,630       1,632         194      40,116      47,318      37,820       7,738

                                                                 WANGER U.S. SMALL CAP SUBACCOUNT
                                                         VA1                                         VA2, VA3 & GSE
                                   ---------------------------------------------- -------------------------------------------------
                                                                           FROM                                             FROM
                                                                        INCEPTION                                        INCEPTION
                                         YEAR ENDED DECEMBER 31,        5/1/95 TO         YEAR ENDED DECEMBER 31,        5/1/95 TO
                                       1998        1997        1996      12/31/95      1998         1997        1996      12/31/95
                                       ----        ----        ----      --------      ----         ----        ----      --------
Unit value, beginning of period.    $2.153561   $1.680622   $1.157802   $1.000000    $2.139447   $1.673666   $1.155807   $1.000000
Unit value, end of period.......    $2.317414   $2.153561   $1.680622   $1.157802    $2.296561   $2.139447   $1.673666   $1.155807
                                    =========   =========   =========   =========    =========   =========   =========   =========
Number of units outstanding (000).      3,662       3,346       2,888         460       77,960      83,070      58,623      17,039


          WANGER TWENTY SUBACCOUNT AND WANGER FOREIGN FORTY SUBACCOUNT

    These Subaccounts commenced operations as of February 1, 1999; accordingly, data for these Subaccounts is not yet available.

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

    The following tables show how the value of one unit of each Subaccount changed during 1998. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

    Following are financial highlights for New York Individual Contracts issued on or after May 1, 1997.

                                                                         PHOENIX RESEARCH ENHANCED INDEX SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/13/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.108325
                                                                                         =========
Number of units outstanding (000).............................                                 920


                                                                        PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/17/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.015117
                                                                                         =========
Number of units outstanding (000).............................                               1,504

                                                                            PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.162712
                                                                                         =========
Number of units outstanding (000).............................                                  19


                                                                 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/9/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.848760
                                                                                         =========
Number of units outstanding (000).............................                                 125


                                                                          PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.193056
                                                                                         =========
Number of units outstanding (000).............................                                 245


                                                                           PHOENIX-GOODWIN BALANCED SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/3/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.104962
                                                                                         =========
Number of units outstanding (000).............................                               1,185


                                                                            PHOENIX-GOODWIN GROWTH SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/14/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.127145
                                                                                         =========
Number of units outstanding (000).............................                               9,416

                                               FINANCIAL HIGHLIGHTS

                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/14/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.023366
                                                                                         =========
Number of units outstanding (000).............................                               1,608

                                                                   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/15/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.931865
                                                                                         =========
Number of units outstanding (000).............................                               1,578

                                                                     PHOENIX-GOODWIN STRATEGIC ALLOCATION SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/2/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.123635
                                                                                         =========
Number of units outstanding (000).............................                               1,495


                                                                         PHOENIX-GOODWIN STRATEGIC THEME SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.351368
                                                                                         =========
Number of units outstanding (000).............................                                 148


                                                                         PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.088751
                                                                                         =========
Number of units outstanding (000).............................                                 136


                                                                       PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.122163
                                                                                         =========
Number of units outstanding (000).............................                                 825

                                                                          PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.884934
                                                                                         =========
Number of units outstanding (000).............................                                 162


                                                                          PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.154307
                                                                                         =========
Number of units outstanding (000).............................                                 203

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                           MUTUAL SHARE INVESTMENTS SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    12/11/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.033360
                                                                                         =========
Number of units outstanding (000).............................                                  25


                                                                          TEMPLETON ASSET ALLOCATION SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.002002
                                                                                         =========
Number of units outstanding (000).............................                                  48


                                                                         TEMPLETON DEVELOPING MARKETS SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    8/18/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.182161
                                                                                         =========
Number of units outstanding (000).............................                                  22


                                                                            TEMPLETON INTERNATIONAL SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.935264
                                                                                         =========
Number of units outstanding (000).............................                                 181


                                                                                TEMPLETON STOCK SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/2/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.898644
                                                                                         =========
Number of units outstanding (000).............................                                  75


                                                                        WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/17/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.064969
                                                                                         =========
Number of units outstanding (000).............................                                 381


                                                                             WANGER U.S. SMALL CAP SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/15/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.931043
                                                                                         =========
Number of units outstanding (000).............................                               1,825


          WANGER TWENTY SUBACCOUNT AND WANGER FOREIGN FORTY SUBACCOUNT

    These Subaccounts commenced operations as of February 1, 1999; accordingly, data for these Subaccounts is not yet available.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
   We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.


THE VARIABLE ACCUMULATION ANNUITY
-------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA. The monthly annuity payments will vary according to the investment experience of the selected investment options. However, a fixed annuity may be elected, in which case, Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each Contract on a continuing basis by directing the allocation of payments and the reallocation of the Contract Value among the GIA or the Subaccounts.


PHOENIX AND THE ACCOUNT
-------------------------------------------------------------------------------
    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our Executive Office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the Contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the Contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix B.


INVESTMENTS OF THE ACCOUNT
-------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts of the Account invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Contracts:

    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the Series is to seek a high total return consistent with reasonable risk. The Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the Series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-GOODWIN BALANCED SERIES: The investment objective of the Series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Goodwin Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-GOODWIN GROWTH SERIES: The investment objective of the Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the Series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES: The investment objective of the Series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Goodwin Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Adviser's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-GOODWIN STRATEGIC THEME SERIES: The investment objective of the Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Goodwin Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the Series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts of the Account invest in Class 2 shares of the corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available through the Contracts:

    MUTUAL SHARES INVESTMENTS SERIES: The primary investment objective of the Series is to seek capital appreciation with income as a secondary objective. The Mutual Shares Investment Series invests in domestic equity securities and domestic debt obligations.

    TEMPLETON ASSET ALLOCATION SERIES: The investment objective of the Series is to seek a high level of total return through a flexible investment policy. The Templeton Asset Allocation Series invests in stocks of companies of any nation, debt securities of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON DEVELOPING MARKETS SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Templeton Developing Markets Series invests primarily in equity securities of issuers in countries having developing markets.

    TEMPLETON INTERNATIONAL SERIES: The investment objective of the Series is to seek long-term capital growth through a flexible policy of investing. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Although the Series generally invests in common stock, it also may invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by S&P or Moody's or which are unrated by any rating agency.

    TEMPLETON STOCK SERIES: The investment objective of the Series is to provide capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies, large and small, in various nations throughout the world.

WANGER ADVISORS TRUST
    Certain Subaccounts of the Account invest in corresponding Series of the Wanger Advisors Trust. The following Series are currently available through the
Contracts:

    WANGER FOREIGN FORTY SERIES: The investment objective of the Series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP SERIES: The investment objective of the Series is to provide long-term growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY SERIES: The investment objective of the Series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP SERIES: The investment objective of the Series is to provide long-term growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither we nor the Fund(s) trustees currently foresee any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISERS
    Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to all Series in The Phoenix Edge Series Fund except the Phoenix-Duff & Phelps Real Estate Securities and Phoenix-Aberdeen New Asia Series. Based on subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions to subadvisers for the following Series:

[diamond]      J.P. Morgan Investment Management, Inc.
               o    Phoenix Research Enhanced Index

[diamond]      Roger Engemann & Associates, Inc. ("Engemann")
               o   Phoenix-Engemann Nifty Fifty

[diamond]      Seneca Capital Management, LLC ("Seneca")
               o    Phoenix-Seneca Mid-Cap

[diamond]      Schafer Capital Management, Inc.
               o    Phoenix-Schafer Mid-Cap

    The investment adviser to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Phoenix-Aberdeen New Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    The other investment advisers are:

[diamond]      Wanger Asset Management, L.P.
               o    Wanger Advisors Trust

[diamond]     Templeton Investment Counsel, Inc.
              o   Templeton Asset Allocation
              o   Templeton International
              o   Templeton Stock


[diamond]     Templeton Asset Management,Ltd.
              o    Templeton Developing Markets

[diamond]     Franklin Mutual Advisers, LLC
              o    Mutual Shares Investments


SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond]       Non-qualified plans--$1,000

[diamond]       Individual Retirement Annuity--$1,000

[diamond]       Bank draft program--$25

                o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a Contract must be at least $25.

[diamond]       Qualified plans--$1,000 annually

                o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount or the GIA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a Contract. Qualifications for such reduction follow:

[diamond]       the makeup and size of the prospective group; or

[diamond]       the method and frequency of payments; and

[diamond]       the amount of compensation to be paid to Registered
                Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
-------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will reimburse itself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent               6%    5%    4%    3%    2%    1%    0%
---------------------------------------------------------------
Age of Payment in
Complete Years        0     1     2     3     4     5     6+
---------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the Series in which you invest, once the Contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year. Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available Subaccounts or the GIA by calling VPO at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Systematic Transfer Program, you must notify VPO at 800/541-0171 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

    Because excessive trading can hurt Fund performance and harm all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond]   the Contract Value is zero; or

[diamond]   the premium tax reimbursement due on surrender or partial
            withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

    The death benefit upon the Death of the Annuitant or Owner/Annuitant will be:

1. Death occurring in the first 6-year period following the Contract Date--the greater of:

    a.  100% of payments, less any withdrawals; or

    b. the Contract Value as of the claim date.

2. Death occurring any subsequent 6-year period--the greater of:

    a. the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any payments, less any withdrawals made since that date; or

    b. the Contract Value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is equal to the cash surrender value.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the
            Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond]   QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules.
            See "Federal Income Taxes--Qualified Plans."

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is
            not an individual, the death of the Annuitant is treated as the death of the Owner.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."


NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
-------------------------------------------------------------------------------
    New York Individual Contracts issued on or after May 1, 1997, have certain differences from the other individual Contracts described in this Prospectus. Other than the differences noted in this section, the Contracts are the same as other individual Contracts. These differences are reflected in the "Summary of Expenses for New York Individual Contracts Issued on or after May 1, 1997."

SURRENDER CHARGES
    A deduction for surrender charges for these Contracts may be taken from proceeds of partial withdrawals or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the Annuity Period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Options." A surrender charge is not imposed on amounts payable because of the death of the Annuitant or Owner.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

---------------------------------------------------------------
Percent                 7%   6%   5%   4%  3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in
Complete Years           0    1    2   3    4    5    6   7+
---------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA, from Contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The Maturity Date cannot be earlier than five years from the inception of the Contract, nor later than the Contract anniversary nearest the Annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the Contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

    The death benefit upon the Death of the Annuitant or Owner/Annuitant who has not yet reached age 85 will be:

1. Death occurring in the first 7-year period following the Contract Date--the greater of :

    a.  100% of payments, less any withdrawals; or

    b. the Contract value as of the claim date.

2. Death occurring any subsequent 7-year period--the greater of :

    a. the death benefit that would have been payable at the end of the immediately preceding 7-year period, plus any payments, less any withdrawals made since that date; or

    b. the Contract value as of the claim date.

    After the Annuitants' attained age 85, the death benefit equals the contract value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is the greater of:

    a.  100% of payments, less withdrawals; or

    b.  the Contract value as of the claim date.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the
            Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond]   QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules.
            See "Federal Income Taxes--Qualified Plans."

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is
            not an individual, the death of the Annuitant is treated as the death of the Owner.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

TRANSFERS
    A Contract Owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.


GROUP CONTRACTS
-------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("Group Contracts"). Group Contracts may be purchased on an "allocated" or "unallocated" basis. In most respects Group Contracts are the same as the Contracts purchased on an individual basis described elsewhere in this Prospectus; however, there are certain differences as described in this section. We may limit the payments made under a Group Contract to $1,000,000 and reserve the right to terminate a Group Contract after 20 years.

ALLOCATED GROUP CONTRACTS
    Under an allocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. However, individual participant accounts are maintained and the Contract Owner passes on certain rights to the plan participants such as the right to choose Subaccounts, and transfer amounts between Subaccounts.

    Under an allocated Group Contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per Contract year. The annual administrative service charge under an allocated Group Contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges.") Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond]   death of a participant

[diamond]   disability

[diamond]   demonstration of financial hardship

[diamond]   termination of employment or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond]   participant loan

[diamond]   purchase of:

            o   annuity contract

            o   retired life certificate

            o   election of life expectancy distribution option

    Under Group Contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the Contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the Contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's Subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. The Contract Owner exercises all rights under the Contract on behalf of plan participants; no participant accounts are maintained under the Contract.

    Under an unallocated Group Contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated Group Contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early Contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated Group Contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the Contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the Contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a Contract in the first Contract year and up to 15% of the Contract Value as of the previous Contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

--------------------------------------------------------------
Percent           6%  6%  6%  6%  6%  5%  4%  3%  2%  1%  0%
--------------------------------------------------------------
Age of Payment
in Complete Years 0   1   2   3   4   5   6   7   8   9  10+
--------------------------------------------------------------

    The total surrender charges on a Contract will never exceed 9% of the total payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts.

    Under Group Contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan.


THE ANNUITY PERIOD
-------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccount selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
-------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading and we are open for business. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
-------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan

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

or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest.

    If you elected the Temporary Money Market Allocation Amendment or you reside in a state that requires the full refund of premium, we will temporarily allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to those Accounts. If you surrender the Contract, then your initial payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount is allocated among the available Subaccounts in accordance with your allocation.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

TAX STATUS
    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in

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

determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]       55% in any 1 investment

[diamond]       70% in any 2 investments

[diamond]       80% in any 3 investments

[diamond]       90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts we sell in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred surrender charge; and (b) 50% of the Contract Value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the Contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
-------------------------------------------------------------------------------
    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
-------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
-------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of

Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
-------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
-------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
-------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Year 2000 Issue
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at 800/541-0171.

APPENDIX A

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

-----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
DECEMBER 31, 1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                           INCEPTION DATE      1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index.....................     7/15/97         22.84%         N/A          N/A              19.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International......................     5/1/90          19.35%        11.30%        N/A               9.49%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia...........................     9/17/96        -10.91%         N/A          N/A             -20.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities........     5/1/95         -26.54%         N/A          N/A               9.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty........................     3/2/98           N/A           N/A          N/A              18.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced............................     5/1/92          11.01%        11.24%        N/A              10.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth..............................     1/1/83          21.28%        16.63%        18.60%           17.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market........................    10/10/82         -1.98%         3.12%         4.00%            4.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income...........     1/1/83         -10.61%         5.06%         7.80%            8.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation................     9/17/84         12.67%        11.17%        12.55%           12.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme.....................     1/29/96         34.98%         N/A          N/A              20.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity......................     3/2/98           N/A           N/A          N/A               3.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income..................     3/2/98           N/A           N/A          N/A              12.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value.......................     3/2/98           N/A           N/A          N/A             -17.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth.......................     3/2/98           N/A           N/A          N/A              13.99%
-----------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Investments ..........................     5/1/98           N/A           N/A          N/A              -3.16%

-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation..........................    11/28/88         -1.04%         9.47%        10.39%           10.30%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets........................     9/15/96        -26.40%         N/A          N/A             -25.04%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International.............................     5/1/92           1.71%         9.61%        N/A              12.22%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock.....................................     11/4/88         -5.81%         8.98%       10.45%            10.16%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap......................     5/1/95           8.52%         N/A          N/A              18.55%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty.......................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap...............................     5/1/95           1.38%         N/A          N/A              24.04%
-----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                           NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                           INCEPTION DATE      1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index.....................     7/15/97         23.33%         N/A          N/A              19.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International......................     5/1/90          22.69%        11.76%        N/A               9.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia...........................     9/17/96        -11.86%         N/A          N/A             -20.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities........     5/1/95         -27.30%         N/A          N/A               9.24%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty........................     3/2/98           N/A           N/A          N/A              18.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced............................     5/1/92          10.93%        11.17%        N/A              10.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth..............................     1/1/83          21.67%        16.61%        18.44%           17.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market........................    10/10/82         -2.79%         2.89%         3.87%            4.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income...........     1/1/83         -11.79%         4.81%         7.63%            8.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation................     9/17/84         12.69%        11.10%        12.42%           12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme.....................     1/29/96         36.22%         N/A          N/A              20.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity......................     3/2/98           N/A           N/A          N/A               1.86%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income..................     3/2/98           N/A           N/A          N/A              12.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value.......................     3/2/98           N/A           N/A          N/A             -17.89%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth.......................     3/2/98           N/A           N/A          N/A              14.26%
-----------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Investments ..........................     5/1/98           N/A           N/A          N/A              -3.88%

-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation..........................    11/28/88         -1.81%         9.36%        10.25%           10.16%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets........................     9/15/96        -27.18%         N/A          N/A             -25.45%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International.............................     5/1/92           1.62%         9.61%        N/A              12.18%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock.....................................     11/4/88         -6.82%         8.86%       10.31%            10.02%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap......................     5/1/95          22.53%         N/A          N/A              22.78%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty.......................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap...............................     5/1/95           1.34%         N/A          N/A              24.50%
-----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                               ANNUAL TOTAL RETURN(1)

----------------------------------------------------------------------------------------------------
                  Series                         1983    1984   1985    1986    1987   1988    1989
----------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                 N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                      N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities   N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                   N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                       N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                        31.26%  9.29%  33.26%  18.98%  5.61%   2.63%  34.51%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                   7.03%  8.85%   6.69%   5.19%  5.13%   6.12%   7.86%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income      4.69%  9.96%  19.11%  17.81% -0.18%   9.12%   6.90%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation           N/A   -1.45%  25.76%  14.25% 11.18%   1.08%  18.41%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income             N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------

 Mutual Shares Investments                      N/A    N/A     N/A     N/A    N/A     N/A     N/A

----------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                     N/A    N/A     N/A     N/A    N/A     0.17%  11.63%
----------------------------------------------------------------------------------------------------
 Templeton Developing Markets                   N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Templeton International                        N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Templeton Stock                                N/A    N/A     N/A     N/A    N/A    -1.06%  12.97%
----------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                           N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Wanger International Small Cap                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Wanger Twenty                                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Wanger US Small Cap                            N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------



                                               ANNUAL TOTAL RETURN(1) Continued

--------------------------------------------------------------------------------------------------------------------
                  Series                          1990    1991   1992    1993    1994    1995   1996    1997    1998
--------------------------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                 N/A    N/A     N/A     N/A     N/A    N/A     N/A     5.23% 30.05%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                 -8.88% 18.25% -13.91%  36.75%  -1.19%  8.24%  17.18%  10.66% 26.35%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                       N/A    N/A     N/A     N/A     N/A    N/A    -0.20% -33.24% -5.64%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities    N/A    N/A     N/A     N/A     N/A   16.83%  31.46%        -22.19%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                    N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   24.96%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                        N/A    N/A     8.72%   7.27%  -4.05% 21.83%   9.19%  16.48% 17.54%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                          2.75% 41.00%   8.93%  18.23%   0.21% 29.27%  11.18%  19.59% 28.41%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                    6.88%  4.67%   2.29%   1.60%   2.56%  4.39%   3.72%   3.88%  3.79%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income       3.92% 18.11%   8.72%  14.48%  -6.64% 22.02%  11.02%   9.71% -5.34%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation            4.45% 27.73%   9.28%   9.64%  -2.66% 16.78%   7.70%  19.25% 19.30%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                 N/A    N/A     N/A     N/A     N/A    N/A     9.08%  15.73% 42.91%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                  N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    9.65%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income              N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   19.23%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                   N/A    N/A     N/A     N/A     N/A    N/A     N/A          -12.30%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                   N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   20.50%
--------------------------------------------------------------------------------------------------------------------

 Mutual Shares Investments                       N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    2.37%

--------------------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                     -9.36% 25.85%   6.49%  24.30%  -4.43% 20.75%  17.11%  13.86%  4.78%
--------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets                    N/A    N/A     N/A     N/A     N/A    N/A     0.93%        -22.03%
--------------------------------------------------------------------------------------------------------------------
 Templeton International                         N/A    N/A    -7.07%  45.19%  -3.71% 14.05%  22.21%  12.25%  7.69%
--------------------------------------------------------------------------------------------------------------------
 Templeton Stock                               -12.39% 25.65%   5.54%  32.08%  -3.68% 23.41%  20.62%  10.25% -0.26%
--------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                            N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                  N/A    N/A     N/A     N/A     N/A   33.41%  30.39%  -2.69% 14.89%
--------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                   N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------
 Wanger US Small Cap                             N/A    N/A     N/A     N/A     N/A   15.57%  44.80%  27.83%  7.34%
--------------------------------------------------------------------------------------------------------------------

(1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                           NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
                                               ANNUAL TOTAL RETURN(1)

-----------------------------------------------------------------------------------------------------
                  Series                         1983    1984   1985    1986    1987   1988    1989
-----------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                 N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                      N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities   N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                   N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                       N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                        31.08%  9.15%  33.08%  18.83%  5.47%   2.50%  34.34%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                   6.89%  8.71%   6.55%   5.06%  5.05%   5.98%   7.71%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income      4.56%  9.82%  18.96%  17.66% -0.30%   8.98%   6.76%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation           N/A   -1.47%  25.60%  14.11% 11.02%   0.94%  18.27%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income             N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------

 Mutual Shares Investments                      N/A    N/A     N/A     N/A    N/A     N/A     N/A

-----------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                     N/A    N/A     N/A     N/A    N/A     0.15%  11.49%
-----------------------------------------------------------------------------------------------------
 Templeton Developing Markets                   N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Templeton International                        N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Templeton Stock                                N/A    N/A     N/A     N/A    N/A    -1.07%  12.83% -
-----------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                           N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Wanger International Small Cap                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Wanger Twenty                                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Wanger US Small Cap                            N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------


                           NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
                                               ANNUAL TOTAL RETURN(1)

---------------------------------------------------------------------------------------------------------------------
                  Series                           1990    1991   1992    1993    1994    1995   1996    1997    1998
---------------------------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                  N/A    N/A     N/A     N/A     N/A    N/A     N/A     5.19% 29.83%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                  -8.97% 18.10% -14.03%  36.57%  -1.31%  8.12%  17.05%  10.53% 29.17%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                        N/A    N/A     N/A     N/A     N/A    N/A    -0.23% -33.33% -5.75%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities     N/A    N/A     N/A     N/A     N/A   16.75%  31.31%        -22.26%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                     N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   24.90%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                         N/A    N/A     8.63%   7.13%  -4.16% 21.70%   9.06%  16.34% 17.43%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                           2.62% 40.80%   8.79%  18.07%   0.08% 29.12%  11.06%  19.45% 28.18%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                     6.74%  4.53%   2.16%   1.47%   2.42%  4.23%   3.60%   3.76%  3.69%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income        3.78% 17.96%   8.57%  14.34%  -6.78% 21.84%  10.89%   9.57% -5.69%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation             4.32% 27.55%   9.15%   9.50%  -2.75% 16.65%   7.57%  19.10% 19.18%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                  N/A    N/A     N/A     N/A     N/A    N/A     8.98%  15.59% 42.75%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                   N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    8.16%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income               N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   19.13%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                    N/A    N/A     N/A     N/A     N/A    N/A     N/A          -12.36%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                    N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   20.56%
---------------------------------------------------------------------------------------------------------------------

 Mutual Shares Investments                        N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    2.42%

---------------------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                      -9.47% 25.70%   6.36%  24.15%  -4.55% 20.60%  16.96%  13.74%  4.66%
---------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets                     N/A    N/A     N/A     N/A     N/A    N/A     0.90%        -22.11%
---------------------------------------------------------------------------------------------------------------------
 Templeton International                          N/A    N/A    -7.15%  45.01%  -3.83% 13.91%  22.06%  12.12%  8.10%
---------------------------------------------------------------------------------------------------------------------
 Templeton Stock                                -12.50% 25.50%   5.41%  31.92%  -3.80% 23.26%  20.47%  10.10% -0.38%
---------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                             N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                   N/A    N/A     N/A     N/A     N/A   33.34%  30.24%  -2.81% 29.02%
---------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                    N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger US Small Cap                              N/A    N/A     N/A     N/A     N/A   15.00%  44.64%  27.68%  7.82%
---------------------------------------------------------------------------------------------------------------------

(1) Rates are net of the investment management fee and mortality and expense risk charges of the Subaccounts. Percent change does not include the effect of the surrender charges or the annual administrative fees.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

Example:

Value of hypothetical pre-existing account with  exactly one
  unit at the beginning of the period...............    2.235585
Value of the same account (excluding capital
changes) at the
  end of the 7-day period:..........................    2.236766
Calculation:
  Ending account value..............................    2.236766
  Less beginning account value......................    2.235585
  Net change in account value.......................    0.001181
Base period return:
  (adjusted change/beginning account value).........    0.000528
Current yield = return x (365/7) =..................       2.75%
Effective yield = [(1 + return)(365/7)] -1 =..........       2.79%

Example: New York Individual Contracts Issued On or
After May 1, 1997
Value of hypothetical pre-existing account with
exactly one
  unit at the beginning of the period...............    1.022842
Value of the same account (excluding capital
changes) at the
  end of the 7-day period:..........................    1.023367
Calculation:
  Ending account value..............................    1.023367
  Less beginning account value......................    1.022842
  Net change in account value.......................    0.000525
Base period return:
  (adjusted change/beginning account value).........    0.000513
Current yield = return x (365/7) =..................       2.68%
Effective yield = [(1 + return)(365/7)] -1 =..........       2.71%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B

THE GUARANTEED INTEREST ACCOUNT
-------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the Contracts participating in the General Account, in accordance with the terms of such Contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    We are aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, Contract Owners and shareholders.

    Excess interest, if any, will be credited on the GIA Contract Value. We guarantee that, at any time, the GIA Contract Value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which We may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $2,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 18-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

   YEAR ONE: 25%     YEAR TWO: 33%    YEAR THREE: 50%       YEAR FOUR: 100%

APPENDIX C

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        -----------     -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Kentucky.............................................                             X                   2.00             2.00

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

NOTE: The above premium tax deduction rates are as of January 1, 1999. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

                                                                     [Version B]

                                                THE TEMPLETON INVESTMENT PLUS
                                                             VARIABLE ANNUITY

                                                                    Issued by

                                                     PHOENIX HOME LIFE MUTUAL
                                                            INSURANCE COMPANY

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
              PO Box 8027
              Boston, MA 02266-8027
[telephone]   Tel. 800/541-0171

PROSPECTUS                                                        MAY 1, 1999

This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.

The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
   MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.

    [diamond]      Templeton Asset Allocation-Class 1
    [diamond]      Templeton Bond-Class 1
    [diamond]      Templeton International-Class 1
    [diamond]      Templeton Stock-Class 1



   MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.

    [diamond]      Templeton Developing Markets-Class 1



THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
    [diamond]      Phoenix-Goodwin Money Market

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

    This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

 Heading                                               Page
---------------------------------------------------------------
SPECIAL TERMS..........................................   3
SUMMARY OF EXPENSES....................................   4
CONTRACT SUMMARY.......................................   6
FINANCIAL HIGHLIGHTS...................................   8
PERFORMANCE HISTORY....................................   9
PHOENIX AND THE ACCOUNT................................   9
INVESTMENTS OF THE ACCOUNT.............................   9
PURCHASE OF CONTRACTS..................................  10
DEDUCTIONS AND CHARGES.................................  10
   Premium Tax.........................................  10
   Surrender Charges...................................  11
   Charges for Mortality and Expense Risks.............  11
   Charges for Administrative Services.................  11
   Other Charges.......................................  12
THE ACCUMULATION PERIOD................................  12
   Accumulation Units..................................  12
   Accumulation Unit Values............................  12
   Transfers...........................................  12
   Surrender of Contract; Partial Withdrawals..........  13
   Lapse of Contract...................................  14
   Payment Upon Death Before Maturity Date.............  14
THE ANNUITY PERIOD.....................................  14
   Variable Accumulation Annuity Contracts.............  14
   Annuity Options.....................................  15
      Option A--Life Annuity With Specified Period
        Certain........................................  15
      Option B--Non-Refund Life Annuity.................  15
      Option D--Joint and Survivor Life Annuity.........  15
      Option E--Installment Refund Life Annuity.........  15
      Option F--Joint and Survivor Life Annuity
        With 10-Year Period Certain....................  15
      Option G--Payments for Specified Period...........  16
      Option H--Payments of Specified Amount............  16
      Option I--Variable Payment Life Annuity With
        10-Year Period Certain.........................  16
      Option J--Joint Survivor Variable Payment Life
        Annuity With 10-Year Period Certain............  16
      Option K--Variable Payment Annuity for a
        Specified Period...............................  16
      Other Options and Rates..........................  16
      Other Conditions.................................  16
   Payment Upon Death After Maturity Date..............  17
VARIABLE ACCOUNT VALUATION PROCEDURES..................  17
MISCELLANEOUS PROVISIONS...............................  17
   Assignment..........................................  17
   Deferment of Payment................................  17
   Free Look Period....................................  17
   Amendments to Contracts.............................  18
   Substitution of Fund Shares.........................  18
   Ownership of the Contract...........................  18
FEDERAL INCOME TAXES...................................  18
   Introduction........................................  18
   Tax Status..........................................  18
   Taxation of Annuities in General--
      Non-Qualified Plans..............................  18
      Surrenders or Withdrawals Prior to the
        Contract Maturity Date.........................  18
      Surrenders or Withdrawals On or After the
        Contract Maturity Date.........................  19
      Penalty Tax on Certain Surrenders and
        Withdrawals....................................  19
    Additional Considerations..........................  19
    Diversification Standards..........................  20
    Qualified Plans....................................  21
      Tax Sheltered Annuities..........................  21
      Keogh Plans......................................  22
      Individual Retirement Accounts...................  22
      Corporate Pension and Profit-Sharing Plans......   22
      Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations.......................  22
      Penalty Tax on Certain Surrenders and
        Withdrawals from Qualified Contracts .........   22
      Seek Tax Advice..................................  23
SALES OF VARIABLE ACCUMULATION CONTRACTS...............  23
STATE REGULATION.......................................  23
REPORTS ...............................................  23
VOTING RIGHTS..........................................  24
TEXAS OPTIONAL RETIREMENT PROGRAM......................  24
LEGAL MATTERS..........................................  24
SAI....................................................  24
APPENDIX A.............................................  25
APPENDIX B.............................................  27
APPENDIX C.............................................  28

SPECIAL TERMS
------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under variable payment Annuity Options I, J and K.

CLAIM DATE: The Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.

FUNDS: Templeton Variable Products Series Fund and The Phoenix Edge Series Fund.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PURCHASE PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond]       Non-qualified plans--$1,000

[diamond]       Individual Retirement Annuity--$1,000

[diamond]       Bank draft program--$25

[diamond]       Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE US, COMPANY): Phoenix Home Life Mutual Insurance Company.

SERIES: A separate investment portfolio of a Fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected Subaccounts.

VPMO: The Variable Products Mail Operation division of Phoenix that receives and processes incoming mail for Variable Products Operations.

VPO: The Variable Products Operations Division of Phoenix.

                                                       SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                       ALL SUBACCOUNTS
Sales Charge Imposed on Purchases....................................................          None
Deferred Surrender Charge (as a percentage of amount surrendered)(1):

    Age of Payment in Complete Years 0-1.............................................           6%
    Age of Payment in Complete Years 1-2.............................................           5%
    Age of Payment in Complete Years 2-3.............................................           4%
    Age of Payment in Complete Years 3-4.............................................           3%
    Age of Payment in Complete Years 4-5.............................................           2%
    Age of Payment in Complete Years 5-6.............................................           1%
    Age of Payment in Complete Years 6 and thereafter................................           0%
Exchange Fee
    Current Fee......................................................................          None
    Maximum Allowable Charge Per Exchange............................................           $10

CONTRACT FEES
    Current Annual Administrative....................................................           $35
    Maximum Annual Administrative....................................................           $35

SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)
    Mortality and Expense Risk Fees..................................................         1.25%
    Account Fees and Expenses Daily Administrative Fee...............................         0.125%
                                                                                            -------
    Total Separate Account Annual Expenses...........................................         1.375%

FUND ANNUAL EXPENSES (as a percentage of Fund average net assets)

----------------------------------------------------------------------------------------------------------------------------------
                                                                         RULE 12B-1             OTHER EXPENSES         TOTAL ANNUAL
SERIES                                                 MANAGEMENT FEES      FEES        (BEFORE EXPENSE REIMBURSEMENT)   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation-- Class 1                        .60%             N/A                    .18%                  .78%
Templeton Bond-- Class 1                                    .50%             N/A                    .23%                  .73%
Templeton Developing Markets-- Class 1                     1.25%             N/A                    .41%                 1.66%
Templeton International-- Class 1                           .69%             N/A                    .17%                  .86%
Templeton Stock-- Class 1                                   .70%             N/A                    .19%                  .89%
Phoenix-Goodwin Money Market(2)                             .40%             N/A                    .15%                  .55%
----------------------------------------------------------------------------------------------------------------------------------

(1) A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a surrender charge. (See "Deductions and Charges--Surrender Charges.")

(2) This Series pays a portion of all of its Other Expenses (other than the management fee). The Phoenix-Goodwin Money Market Series will pay up to .15%. The investment advisor will reimburse the Series for other expenses in excess of this amount.

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors that affect expenses. However, the following two tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLE:

    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                    1 YEAR           3 YEARS          5 YEARS      10 YEARS
                ------                                                    ------           -------          -------      --------
Templeton Asset Allocation-- Class 1............................              $69              $101             $133         $263
Templeton Bond-- Class 1........................................               78               126              176          348
Templeton Developing Markets-- Class 1..........................               78               126              176          348
Templeton International-- Class 1...............................               70               103              137          271
Templeton Stock-- Class 1.......................................               71               104              139          274
Phoenix-Goodwin Money Market....................................               67                94              121          239
----------------------------------------------------------------------------------------------------------------------------------

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment, assuming 5% annual investment, assuming 5% annual return on assets:

----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                    1 YEAR           3 YEARS          5 YEARS      10 YEARS
                ------                                                    ------           -------          -------      --------
Templeton Asset Allocation-- Class 1............................              $23              $72              $123         $263
Templeton Bond-- Class 1........................................               32               98               166          348
Templeton Developing Markets-- Class 1..........................               32               98               166          348
Templeton International-- Class 1...............................               24               74               127          271
Templeton Stock-- Class 1.......................................               24               75               128          274
Phoenix-Goodwin Money Market....................................               21               65               111          239
----------------------------------------------------------------------------------------------------------------------------------

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

   The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    You should read the following summary along with the detailed information appearing elsewhere in this Prospectus.

OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]   You may make payments anytime until the Maturity Date.

[diamond]   You can vary the amount and frequency of your payments.

[diamond]   Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]   Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]   Payments are invested in one or more of the Subaccounts and the GIA.

[diamond]   Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond]   The Contract Value varies with the investment performance of the
            Funds and is not guaranteed.

[diamond]   The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us
            (minimum-- 4%).

WITHDRAWALS
[diamond]   You may partially or fully surrender the Contract anytime for its
            Contract Value less any applicable surrender charge and premium tax.

[diamond]   During the first Contract Year, you may withdraw up to 10% of the
            Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond]   No deductions are made from payments.

[diamond]   A deduction for surrender charges may occur when you surrender your
            Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond]   No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options
            K or L.

[diamond]   If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]   No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond]   A declining surrender charge is assessed on withdrawals in excess of
            10% of the Account Value, based on the date the payments are deposited:

   ---------------------------------------------------------
   Percent              6%   5%   4%   3%   2%    1%   0%
   ---------------------------------------------------------
   Age of Payment in
   Complete Years        0    1    2    3    4    5    6+
   ---------------------------------------------------------

            o The total deferred surrender charges on a Contract will never exceed 9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond]   Mortality and expense risk fee--1.25% annually. See "Charges for
            Mortality and Expense Risks."

[diamond]   The daily administrative fee--.125% annually. See "Charges for
            Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]   Premium Taxes--taken from the Contact Value upon annuitization.

            o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax" and Appendix C.

[diamond]   Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges."

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment unless you temporarily allocated your initial payment to the Phoenix-Goodwin Money Market Subaccount.

    In that case, your Contract is issued with a Temporary Money Market Allocation Amendment and we will refund the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

VARIATIONS
    The Contract is subject to laws and regulations in every state where the Contract is sold. Therefore, the terms of the Contract may vary from state to state.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
    The following tables show how the value of one unit of each Subaccount changed during each of the years through to 1998. As you will note, not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

Following are the financial highlights for the period indicated.

                                                          TEMPLETON ASSET ALLOCATION SUBACCOUNT
                       ---------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                                 -----------------------
                          1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                          ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning of
 period...............  $2.626697  $2.304966  $1.965734  $1.625952  $1.699180  $1.365257  $1.280431  $1.016125  $1.119543  $1.001691
Unit value, end of
 period...............  $2.757230  $2.626697  $2.304966  $1.965734  $1.625952  $1.699180  $1.365257  $1.280431  $1.016125  $1.119543
                        =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
  units outstanding
  at end of
  period (000)......       47,107     58,816     65,843     72,985     74,901     66,903     46,950     27,918     21,974     11,455

                                                                 TEMPLETON BOND SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------

                                                                                                                            FROM
                                                                 YEAR ENDED DECEMBER 31,                                  INCEPTION
                                                                 -----------------------                                   1/4/89
                         1998       1997       1996       1995       1994       1993       1992       1991       1990    TO 12/31/89
                         ----       ----       ----       ----       ----       ----       ----       ----       ----    -----------
Unit value, beginning of
   period.............  $1.690923  $1.672413  $1.549167  $1.366504  $1.456861  $1.324996 $ 1.272743  $1.113263  $1.061263  $1.000000
Unit value, end of
period................  $1.787408  $1.690923  $1.672413  $1.549167  $1.366504  $1.456861 $ 1.324996  $1.272743  $1.113263  $1.061263
                        =========  =========  =========  =========  =========  ========= ==========  =========  =========  =========
Number of accumulation
  units outstanding
  at end of
  period (000)......     8,388      9,941     11,875     12,633     13,111     13,578      8,937      5,611      2,889      1,455

                                                         TEMPLETON DEVELOPING MARKETS SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                                                                         YEAR ENDED          FROM
                                                                                                        DECEMBER 31,       INCEPTION
                                                                                                        ------------        9/15/96
                                                                                                       1998       1997   TO 12/31/96
                                                                                                       ----       ----   -----------
Unit value, beginning of period....................................................................  $0.704720  $1.009604  $1.000000
Unit value, end of period..........................................................................  $0.549373  $0.704720  $1.009604
                                                                                                     =========  =========  =========
Number of accumulation units outstanding at end of period (000)....................................      3,597      4,110      1,040

                                                            TEMPLETON INTERNATIONAL SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                                                                                            FROM
                                                                                                                          INCEPTION
                                                                            YEAR ENDED DECEMBER 31,                        5/1/92
                                                                            -----------------------
                                                           1998       1997       1996       1995       1994       1993   TO 12/31/92
                                                           ----       ----       ----       ----       ----       ----   -----------
Unit value, beginning of period........................ $2.047517  $1.821499  $1.488540  $1.303520  $1.351997  $0.930016  $1.000000
Unit value, end of period.............................. $2.208077  $2.047517  $1.821499  $1.488540  $1.303520  $1.351997  $0.930016
                                                        =========  =========  =========  =========  =========  =========  =========
Number of accumulation units outstanding at end of
 period (000)...........................................    44,495     58,470     62,848     59,587     58,214     32,362      7,562

                                                                TEMPLETON STOCK SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                         1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                         ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
 of period............ $2.742374  $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $0.981990  $1.119352  $0.989563
Unit value, end of
 period..............  $2.738872  $2.742374  $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $0.981990  $1.119352
                       =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
 units outstanding
 at end of period (000).. 92,618    116,902    132,392    142,234    144,872    137,108    118,456     94,307     74,885     44,084

                                                         PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT(1)
                      --------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                          1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                          ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
 of  period..........  $1.381824  $1.333545  $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278  $1.069449  $1.003591
Unit value, end of
 period..............  $1.430699  $1.381824  $1.333545  $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278  $1.069449
                       =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
 units outstanding
 at end of period (000).  12,123     11,464     10,597     16,077     26,566    13,892     17,734      18,533     15,540      5,324

(1) Formerly known as the "Templeton Money Market Subaccount." On October 6, 1998 shares of the Phoenix-Goodwin Money Market Series were substituted for shares of the Templeton Money Market Fund.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.


PHOENIX AND THE ACCOUNT
-------------------------------------------------------------------------------
    We are a mutual life insurance company originally chartered in Connecticut in 1851. Our executive office is at One American Row, Hartford, Connecticut 06102-5056, and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the Act. Registration under the Act does not involve supervision of the management or investment practices or policies of Phoenix or the Account.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law, all income, gains or losses of the Account, whether realized or not, must be credited to or charged against the amounts placed in the Account without regard to other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business that we may conduct. Obligations under the Contracts are our obligations.

    Contributions to the GIA are not invested in the Account; rather, they become part of our general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix B.


INVESTMENTS OF THE ACCOUNT
-------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts of the Account invest in Class 1 shares of the corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available through the Contract:


    TEMPLETON ASSET ALLOCATION SERIES: The investment objective of the Series is a high level of total return. The Templeton Allocation Series invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON BOND SERIES: The investment objective is high current income. Capital appreciation is a secondary consideration. It tries to achieve this goal through a flexible policy of investing primarily in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies of various nations throughout the world, including emerging markets. The debt securities selected may be rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") as well as securities which are unrated by any rating agency.

    TEMPLETON DEVELOPING MARKETS SERIES: The investment objective of the Series is long-term capital appreciation. The Templeton Developing Markets
Series invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL SERIES: The investment objective of the Series is long-term capital growth. The Templeton International Series invests primarily in stocks of companies located outside the United States including emerging markets. Any income realized will be incidental. It also may invest in debt securities of governments and companies located anywhere in the world.

    TEMPLETON STOCK SERIES: The investment objective of the Series is long-term capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies, in various nations throughout the world, including the U.S. and emerging martkets.


THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts of the Account invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Contract:

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither Phoenix nor the Fund(s) trustees currently foresees any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. Phoenix will, at its own expense, remedy such material conflicts including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


The Advisers or their affiliates may pay Phoenix a fee for administrative services performed by Phoenix for the Funds.


INVESTMENT ADVISERS
   Templeton Investment Counsel, Inc. ("TICI") is the investment adviser to all Series in The Templeton Variable Products Series Fund except the Templeton Developing Markets and Phoenix-Goodwin Money Market Series.

    The other investment advisers are:

[diamond]   Templeton Asset Ltd.
            o   Templeton Developing Markets

[diamond]   Phoenix Investment Counsel, Inc.
            o   Phoenix-Goodwin Money Market

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.


PURCHASE OF CONTRACTS
-------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25

            o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a Contract must be at least $25.

[diamond]   Qualified plans--$1,000 annually

            o If Contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount or GIA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for Contract. Qualifications for such reduction follow:

[diamond]   the makeup and size of the prospective group; or

[diamond]   the method and frequency of payments; and

[diamond]   the amount of compensation to be paid to Registered
            Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
-------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. We will pay any premium tax due and will reimburse ourself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C.

SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent                    6%   5%    4%   3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in
Complete Years              0    1    2     3    4    5   6+
---------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by us from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    Although you bear the investment risk of the Series in which you invest, once you begin receiving fixed annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the Owner or other payee for as long as the Annuitant lives according to the annuity tables and other provisions of the Contract.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, we generally charge each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year. Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J or K, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payment will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If we do not accept the application within five business days or if an order form is not completed within five business days of receipt by us, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You also may request transfers and changes in payment allocations among available Subaccounts or the GIA by calling VPO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Systematic Transfer Program, you must notify VPO at
(800) 541-0171 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

    Because excessive trading can hurt Fund performance and harm all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Option K. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond]   the Contract Value is zero; or

[diamond]   the premium tax reimbursement due on surrender or partial
            withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    We will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

    The death benefit upon the Death of the Annuitant or Owner/Annuitant will be:

1. Death occurring in the first 6-year period following the Contract Date--the greater of :

    a.   100% of payments, less any withdrawals; or

    b.   the Contract Value as of the claim date.

2. Death occurring any subsequent 6-year period--the greater of :

    a. the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any payments, less any withdrawals made since that date; or

    b.   the Contract Value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is equal to the cash surrender value.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the
            Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond]   QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules.
            See "Federal Income Taxes--Qualified Plans."

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is
            not an individual, the death of the Annuitant is treated as the death of the Owner.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract provides, at the time of its issuance, for a Variable Payment Life Annuity with Ten-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccounts selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may also make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the first Contract anniversary or later than the Contract anniversary nearest the Annuitant's 85th birthday, unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2; or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election shall be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract, is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a TSA, a Keogh Plan or an IRA plan. (See "Tax-Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts.")

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum rate around which Variable Annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in Part 8 of the Contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with Ten-Year Period Certain" below), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Option K.

    The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J and K.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

    Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor may be 100% or 50% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor Annuitant.

    Under Option D, the joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least 5 years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another Annuity Option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint Annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested. The joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40 as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. You may request unscheduled withdrawals representing part or all of the remaining Contract Value (less any applicable contingent deferred surrender charge) at any time under Option K.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the one in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as otherwise may be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
-------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest.

    If you elected the Temporary Money Market Allocation Amendment or you reside in a state that requires the full refund of premium, we will temporarily allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to those Accounts. If you surrender the Contract, then your initial payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount is allocated among the available Subaccounts in accordance with your allocation instructions.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
-------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

TAX STATUS
    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]   55% in any 1 investment

[diamond]   70% in any 2 investments

[diamond]   80% in any 3 investments

[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the Contract Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age

59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
-------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by us.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
-------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
-------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
-------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
-------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
-------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at 800/541-0171.

APPENDIX A

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount and as total return of any Subaccount.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

-----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                               INCEPTION DATE     1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation-- Class 1..................      11/28/88          0.08%      9.78%      10.30%          10.45%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Bond-- Class 1..............................       1/4/89            0.78%     3.82%        N/A            5.87%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets-- Class 1................       9/15/96         -25.55%     N/A          N/A          -47.04%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International-- Class 1.....................       5/1/92            2.82%     9.96%        N/A           12.55%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock-- Class 1.............................       11/4/88         -4.79%      9.32%        N/A           10.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market..........................       12/2/88         -1.29%      3.00%        N/A            3.47%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       ANNUAL TOTAL RETURN(1)
------------------------------------------------------------------------------------------------------------------------------------
            Series                 1988     1989     1990     1991     1992     1993     1994     1995     1996     1997     1998
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation--
Class 1                             0.18%   11.77%   -9.24%   26.01%    6.62%   24.46%   -4.31%   20.90%   17.26%   13.95%    4.97%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Bond-- Class 1           N/A       6.13%    4.89%   14.33%    4.11%    9.95%   -6.20%   13.37%    7.96%    1.10%    5.71%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets--
Class 1                            N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A       0.96%  -30.19%  -22.04%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International--
Class 1                            N/A      N/A      N/A      N/A      -7.00%   45.37%   -3.59%   14.19%   22.37%   12.40%    7.84%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Stock-- Class 1          -1.04%   13.12%  -12.28%   25.81%    5.68%   32.25%   -3.56%   23.57%   20.77%   10.36%   -0.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market        0.37%    6.56%    6.06%    4.13%    1.69%    1.02%    2.07%    3.98%    3.55%    3.62%   3.54%2
------------------------------------------------------------------------------------------------------------------------------------

(1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change does not include the effect of the surrender charges or the annual administrative fees.

(2) Formerly known as "Templeton Money Market." On October 6, 1998 shares of the Phoenix-Goodwin Money Market Series were substituted for shares of the Templeton Money Market Fund.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

Example:

Value of hypothetical pre-existing account with
exactly one
  unit at the beginning of the period:..............  1.332697
Value of the same account (excluding capital
changes) at the
  end of the 7-day period:..........................  1.333545
Calculation:
  Ending account value..............................  1.333545
  Less beginning account value......................  1.332697
  Net change in account value.......................  0.000848
Base period return:
  (adjusted change/beginning account value).........  0.000636
Current yield = return x (365/7) =..................     3.32%
Effective yield = [(1 + return)(365/7)] -1 =..........     3.37%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Purchase payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of 4% per year; however, it is not obligated to credit interest in excess of 4% per year.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners.

    Excess interest, if any, will be credited on the GIA Contract Value. Phoenix guarantees that, at any time, the GIA Contract Value will not be less than the amount of purchase payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge (see "Deductions and Charges"). IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $2,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 18-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE.

   YEAR ONE: 25%     YEAR TWO: 33%      YEAR THREE: 50%      YEAR FOUR: 100%

APPENDIX C

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
-------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        ---------       -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Kentucky.............................................                             X                   2.00             2.00

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

NOTE: The above premium tax deduction rates are as of January 1, 1999. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, the Company reserves the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of premium taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.